Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 102.4%
Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co. (The)(1)(2)	9,288	$ 1,778,652
Northrop Grumman Corp.(2)	8,852	3,958,792
Raytheon Technologies Corp.(2)	7,449	737,972
Textron, Inc.(2)	11,648	866,378
		$ 7,341,794
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(2)	9,348	$ 1,006,873
		$ 1,006,873
Airlines — 0.3%
Southwest Airlines Co.(1)(2)	27,333	$ 1,251,851
		$ 1,251,851
Auto Components — 0.2%
Lear Corp.(2)	7,250	$ 1,033,777
		$ 1,033,777
Automobiles — 2.3%
Tesla, Inc.(1)(2)	9,606	$ 10,351,426
		$ 10,351,426
Banks — 4.0%
Bank of America Corp.(2)	96,896	$ 3,994,053
Fifth Third Bancorp(2)	57,446	2,472,476
JPMorgan Chase & Co.(2)	48,977	6,676,544
KeyCorp(2)	54,740	1,225,081
M&T Bank Corp.(2)	4,618	782,751
PNC Financial Services Group, Inc. (The)(2)	12,436	2,293,820
Truist Financial Corp.	7,171	406,596
Wells Fargo & Co.	7,234	350,560
		$ 18,201,881
Beverages — 1.9%
Coca-Cola Co. (The)(2)	52,523	$ 3,256,426
PepsiCo, Inc.(2)	30,766	5,149,613
		$ 8,406,039
Biotechnology — 2.2%
AbbVie, Inc.(2)	25,446	$ 4,125,051
Amgen, Inc.(2)	15,371	3,717,015
Security	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.(2)	27,095	$ 1,610,798
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	482,795
		$ 9,935,659
Building Products — 0.1%
A.O. Smith Corp.	3,187	$ 203,617
Carrier Global Corp.(2)	5,108	234,304
		$ 437,921
Capital Markets — 1.8%
Charles Schwab Corp. (The)(2)	17,607	$ 1,484,446
Invesco, Ltd.	22,923	528,604
S&P Global, Inc.(2)	9,305	3,816,725
State Street Corp.(2)	27,413	2,388,221
		$ 8,217,996
Chemicals — 1.8%
AdvanSix, Inc.(2)	1,530	$ 78,168
Corteva, Inc.(2)	26,850	1,543,338
Dow, Inc.(2)	15,242	971,220
Eastman Chemical Co.(2)	5,817	651,853
FMC Corp.	3,361	442,207
Ingevity Corp.(1)	2,787	178,563
LyondellBasell Industries NV, Class A(2)	13,836	1,422,618
Sherwin-Williams Co. (The)(2)	11,939	2,980,213
		$ 8,268,180
Commercial Services & Supplies — 0.2%
Waste Management, Inc.(2)	4,649	$ 736,867
		$ 736,867
Communications Equipment — 1.1%
Cisco Systems, Inc.(2)	91,964	$ 5,127,913
		$ 5,127,913
Construction & Engineering — 0.1%
Quanta Services, Inc.	4,232	$ 556,974
		$ 556,974
Construction Materials — 0.2%
Vulcan Materials Co.(2)	5,482	$ 1,007,043
		$ 1,007,043
Consumer Finance — 1.6%
American Express Co.(2)	21,539	$ 4,027,793

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Discover Financial Services(2)	28,788	$ 3,172,150
		$ 7,199,943
Containers & Packaging — 0.6%
Avery Dennison Corp.(2)	14,356	$ 2,497,513
		$ 2,497,513
Distributors — 0.6%
Genuine Parts Co.(2)	19,484	$ 2,455,374
LKQ Corp.	8,433	382,942
		$ 2,838,316
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$ 8,033,996
		$ 8,033,996
Diversified Telecommunication Services — 0.9%
AT&T, Inc.(2)	60,782	$ 1,436,279
Lumen Technologies, Inc.(2)	59,178	666,936
Verizon Communications, Inc.(2)	34,873	1,776,430
		$ 3,879,645
Electric Utilities — 0.9%
Duke Energy Corp.(2)	3,328	$ 371,604
Edison International(2)	25,037	1,755,094
NRG Energy, Inc.(2)	12,076	463,235
Pinnacle West Capital Corp.	7,168	559,821
Xcel Energy, Inc.(2)	12,009	866,690
		$ 4,016,444
Electrical Equipment — 0.7%
Emerson Electric Co.(2)	29,903	$ 2,931,989
Generac Holdings, Inc.(1)	870	258,616
		$ 3,190,605
Entertainment — 1.7%
Netflix, Inc.(1)(2)	5,507	$ 2,062,867
Take-Two Interactive Software, Inc.(1)(2)	5,268	809,903
Walt Disney Co. (The)(1)(2)	36,045	4,943,932
		$ 7,816,702
Equity Real Estate Investment Trusts (REITs) — 2.3%
Apartment Income REIT Corp.(2)	11,985	$ 640,718
AvalonBay Communities, Inc.(2)	10,239	2,543,060
Iron Mountain, Inc.(2)	7,280	403,385
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
ProLogis, Inc.(2)	22,296	$ 3,600,358
SBA Communications Corp.	1,041	358,208
Simon Property Group, Inc.(2)	17,320	2,278,619
Ventas, Inc.	6,472	399,711
		$ 10,224,059
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.(2)	1,375	$ 791,794
Kroger Co. (The)(2)	26,156	1,500,570
Sysco Corp.(2)	5,243	428,091
Walgreens Boots Alliance, Inc.(2)	7,026	314,554
Walmart, Inc.(2)	8,561	1,274,904
		$ 4,309,913
Food Products — 1.2%
Mondelez International, Inc., Class A(2)	44,414	$ 2,788,311
Tyson Foods, Inc., Class A(2)	28,696	2,572,022
		$ 5,360,333
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories(2)	44,250	$ 5,237,430
Baxter International, Inc.(2)	31,090	2,410,719
Dexcom, Inc.(1)(2)	1,315	672,754
Medtronic PLC(2)	2,249	249,526
Stryker Corp.(2)	14,381	3,844,760
Zimmer Biomet Holdings, Inc.(2)	3,848	492,159
Zimvie, Inc.(2)	384	8,771
		$ 12,916,119
Health Care Providers & Services — 2.9%
CVS Health Corp.(2)	39,004	$ 3,947,595
UnitedHealth Group, Inc.(2)	17,634	8,992,811
		$ 12,940,406
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.(1)(2)	1,622	$ 3,809,186
Chipotle Mexican Grill, Inc.(1)(2)	374	591,679
Marriott International, Inc., Class A(1)(2)	6,415	1,127,436
Marriott Vacations Worldwide Corp.	2,064	325,493
McDonald's Corp.(2)	18,378	4,544,512
Norwegian Cruise Line Holdings, Ltd.(1)(2)	6,857	150,031
Penn National Gaming, Inc.(1)	9,485	402,354
Travel + Leisure Co.(2)	9,305	539,132
		$ 11,489,823

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.4%
Leggett & Platt, Inc.	6,596	$ 229,541
Lennar Corp., Class A(2)	18,642	1,513,171
Newell Brands, Inc.	12,537	268,417
		$ 2,011,129
Household Products — 1.2%
Clorox Co. (The)(2)	6,843	$ 951,382
Kimberly-Clark Corp.(2)	11,708	1,441,957
Procter & Gamble Co. (The)(2)	21,151	3,231,873
		$ 5,625,212
Industrial Conglomerates — 1.4%
3M Co.(2)	15,843	$ 2,358,706
Honeywell International, Inc.(2)	21,213	4,127,625
		$ 6,486,331
Insurance — 3.1%
Allstate Corp. (The)(2)	21,562	$ 2,986,553
Chubb, Ltd.(2)	2,741	586,300
Cincinnati Financial Corp.(2)	18,022	2,450,271
Lincoln National Corp.(2)	29,706	1,941,584
Marsh & McLennan Cos., Inc.(2)	23,903	4,073,549
Principal Financial Group, Inc.	5,042	370,133
Prudential Financial, Inc.(2)	6,075	717,883
Travelers Cos., Inc. (The)(2)	3,902	713,012
		$ 13,839,285
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A(1)(2)	3,989	$ 11,094,805
Alphabet, Inc., Class C(1)(2)	3,792	10,591,018
Meta Platforms, Inc., Class A(1)(2)	33,400	7,426,824
Twitter, Inc.(1)(2)	49,095	1,899,486
		$ 31,012,133
Internet & Direct Marketing Retail — 3.9%
Amazon.com, Inc.(1)(2)	5,454	$ 17,779,767
		$ 17,779,767
IT Services — 3.5%
Accenture PLC, Class A	947	$ 319,357
Fidelity National Information Services, Inc.(2)	25,140	2,524,559
Mastercard, Inc., Class A(2)	17,067	6,099,404
VeriSign, Inc.(1)(2)	11,895	2,646,162
Visa, Inc., Class A(2)	18,933	4,198,771
		$ 15,788,253
Security	Shares	Value
Life Sciences Tools & Services — 1.3%
Illumina, Inc.(1)	1,027	$ 358,834
Thermo Fisher Scientific, Inc.(2)	9,306	5,496,589
		$ 5,855,423
Machinery — 1.0%
Caterpillar, Inc.(2)	4,741	$ 1,056,390
Snap-on, Inc.(2)	6,380	1,310,962
Stanley Black & Decker, Inc.(2)	8,690	1,214,775
Westinghouse Air Brake Technologies Corp.(2)	7,730	743,394
		$ 4,325,521
Media — 1.1%
Comcast Corp., Class A(2)	97,227	$ 4,552,168
Paramount Global, Class B	12,045	455,422
		$ 5,007,590
Metals & Mining — 0.3%
Newmont Corp.(2)	15,548	$ 1,235,289
		$ 1,235,289
Multi-Utilities — 1.9%
CenterPoint Energy, Inc.	15,255	$ 467,413
CMS Energy Corp.(2)	42,771	2,991,404
DTE Energy Co.(2)	10,342	1,367,316
NiSource, Inc.(2)	49,999	1,589,968
Public Service Enterprise Group, Inc.(2)	34,219	2,395,330
		$ 8,811,431
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.(2)	22,089	$ 3,596,752
Diamondback Energy, Inc.(2)	24,975	3,423,573
DT Midstream, Inc.	5,171	280,579
EOG Resources, Inc.(2)	14,121	1,683,647
Exxon Mobil Corp.(2)	23,899	1,973,818
Kinder Morgan, Inc.	31,400	593,774
Marathon Petroleum Corp.(2)	31,956	2,732,238
ONEOK, Inc.	3,857	272,420
Phillips 66(2)	24,334	2,102,214
Valero Energy Corp.(2)	5,698	578,575
Williams Cos., Inc. (The)(2)	2,785	93,047
		$ 17,330,637
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A(2)	3,326	$ 905,736
		$ 905,736

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.(2)	41,044	$ 2,997,443
Eli Lilly & Co.	3,020	864,837
Johnson & Johnson(2)	40,009	7,090,795
Merck & Co., Inc.(2)	52,591	4,315,092
Organon & Co.	5,259	183,697
Pfizer, Inc.(2)	65,917	3,412,523
		$ 18,864,387
Professional Services — 0.4%
ManpowerGroup, Inc.(2)	1,193	$ 112,046
Nielsen Holdings PLC	12,320	335,597
Robert Half International, Inc.(2)	13,637	1,557,073
		$ 2,004,716
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	8,158	$ 746,620
		$ 746,620
Road & Rail — 1.3%
Canadian Pacific Railway, Ltd.(2)	24,185	$ 1,996,230
J.B. Hunt Transport Services, Inc.(2)	2,663	534,704
Norfolk Southern Corp.(2)	11,072	3,157,956
		$ 5,688,890
Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc.(1)(2)	33,566	$ 3,670,107
Analog Devices, Inc.(2)	16,160	2,669,309
Applied Materials, Inc.(2)	15,313	2,018,253
Broadcom, Inc.(2)	8,718	5,489,550
Enphase Energy, Inc.(1)	3,041	613,613
Intel Corp.(2)	28,217	1,398,435
Micron Technology, Inc.(2)	12,409	966,537
NVIDIA Corp.(2)	38,177	10,416,976
QUALCOMM, Inc.(2)	10,487	1,602,623
SolarEdge Technologies, Inc.(1)(2)	2,430	783,359
Teradyne, Inc.(2)	20,718	2,449,489
		$ 32,078,251
Software — 8.9%
Adobe, Inc.(1)(2)	5,973	$ 2,721,418
Ceridian HCM Holding, Inc.(1)	4,262	291,350
Microsoft Corp.(2)	95,924	29,574,328
Oracle Corp.(2)	51,026	4,221,381
Paycom Software, Inc.(1)	1,132	392,102
Security	Shares	Value
Software (continued)
salesforce.com, Inc.(1)(2)	12,365	$ 2,625,337
ServiceNow, Inc.(1)	714	397,620
Tyler Technologies, Inc.(1)	475	211,323
		$ 40,434,859
Specialty Retail — 1.5%
Advance Auto Parts, Inc.(2)	3,365	$ 696,420
Best Buy Co., Inc.	2,411	219,160
Home Depot, Inc. (The)(2)	19,796	5,925,537
		$ 6,841,117
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.(2)	201,073	$ 35,109,357
		$ 35,109,357
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B(2)	29,501	$ 3,969,655
		$ 3,969,655
Tobacco — 0.6%
Philip Morris International, Inc.(2)	27,713	$ 2,603,359
		$ 2,603,359
Trading Companies & Distributors — 0.3%
Fastenal Co.(2)	20,160	$ 1,197,504
		$ 1,197,504
Total Common Stocks (identified cost $107,662,842)		$464,148,463
Total Investments — 102.4% (identified cost $107,662,842)		$464,148,463
Total Written Call Options — (2.6)% (premiums received $6,687,086)		$(11,926,945)
Other Assets, Less Liabilities — 0.2%		$ 1,158,424
Net Assets — 100.0%		$453,379,942
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (2.6)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	80	$36,243,280	$4,400	4/1/22	$ (1,134,000)
S&P 500 Index	80	36,243,280	4,375	4/4/22	(1,341,600)
S&P 500 Index	79	35,790,239	4,325	4/6/22	(1,720,225)
S&P 500 Index	81	36,696,321	4,370	4/8/22	(1,437,345)
S&P 500 Index	81	36,696,321	4,300	4/11/22	(1,991,790)
S&P 500 Index	80	36,243,280	4,400	4/13/22	(1,276,400)
S&P 500 Index	81	36,696,321	4,475	4/14/22	(842,805)
S&P 500 Index	80	36,243,280	4,530	4/18/22	(574,400)
S&P 500 Index	80	36,243,280	4,535	4/20/22	(596,000)
S&P 500 Index	80	36,243,280	4,580	4/22/22	(437,200)
S&P 500 Index	80	36,243,280	4,600	4/25/22	(382,400)
S&P 500 Index	81	36,696,321	4,675	4/27/22	(192,780)
Total					$(11,926,945)
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$464,148,463*	$ —	$ —	$464,148,463
Total Investments	$464,148,463	$ —	$ —	$464,148,463
Liability Description
Written Call Options	$(11,926,945)	$ —	$ —	$(11,926,945)
Total	$(11,926,945)	$ —	$ —	$(11,926,945)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Tax-Managed Buy-Write Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.